Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 26, 2021	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our Named Executive Officers (“NEOs”) and certain financial performance metrics of the Company using a methodology that has been prescribed by the U.S. Securities and Exchange Commission. The disclosure does not necessarily reflect value actually realized by the NEOs or how the Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Committee seeks to align pay with performance when making compensation decisions, please see the Compensation Discussion and Analysis beginning on page 29.

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO as of Fiscal Year End(1)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to PEO as of Fiscal Year End(1)(2)	Compensation Actually Paid to Former PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1) (2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income (Loss) ($ millions)	Adjusted EPS(4) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$9,960,170	n/a	$2,087,247	n/a	$2,146,817	$508,745	$78.44	$108.98	($1,502.0)	$2.84
2022	$6,060,694	n/a	$2,096,450	n/a	$2,036,182	$526,688	$105.02	$117.20	$1,073.0	$2.90
2021	$4,107,789	$6,853,838	$5,305,593	$11,338,149	$2,326,699	$3,345,437	$133.50	$111.01	$1,467.0	$2.96
(1)
Mr. Perreault became our principal executive officer (“PEO”) on June 26, 2021 and was our PEO through Fiscal 2023. As previously announced, Mr. Perreault has ceased to serve as President and Chief Executive Officer of the Company, effective December 12, 2023. Mr. Walsh, our former PEO, retired on June 26, 2021. Our non-PEO NEOs included: (a) for Fiscal 2023, Messrs. O’Brien, Jastrzebski, Beard and Koerwer and Mses. Zagorski and Gaudiosi; (b) for Fiscal 2022, Messrs. Jastrzebski and Beard and Mses. Zagorski and Gaudiosi; and (c) for Fiscal 2021, Messrs. Jastrzebski, Beard and Gallagher and Mses. Zagorski and Gaudiosi.

(2)
The following amounts were deducted from/added to Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2021	2022	2023
Summary Compensation Table Total	$4,107,789	$6,060,694	$9,960,170
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—	—	—
Add Service Cost of Pension in Fiscal Year	—	—	—
Add Prior Service Cost of Pension in Fiscal Year	—	—	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(2,522,588)	(4,158,984)	(7,733,691)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,855,539	1,999,801	1,454,565
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	745,506	(2,073,984)	(1,912,144)
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	48,425	151,830	168,939
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(4,165)	(13,838)	(36,180)
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	75,087	130,931	185,588
Compensation Actually Paid	$5,305,593	$2,096,450	$2,087,247
Former PEO Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2021	2022	2023
Summary Compensation Table Total	$6,853,838	n/a	n/a
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—
Add Service Cost of Pension in Fiscal Year	571,123
Add Prior Service Cost of Pension in Fiscal Year	—
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(4,000,639)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	5,650,907
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	1,934,202
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	175,908
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(18,130)
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	170,940
Compensation Actually Paid	$11,338,149	n/a	n/a

Average other NEOs Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2021	2022	2023
Average Summary Compensation Table Total	$2,326,699	$2,036,182	$2,146,817
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	(4,416)	—	(112,777)
Add Service Cost of Pension in Fiscal Year	40,323	48,571	24,384
Add Prior Service Cost of Pension in Fiscal Year	—	—	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(946,162)	(996,247)	(1,220,089)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,336,445	479,065	170,192
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	458,419	(1,148,318)	(294,986)
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	3,411
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	93,323	76,365	48,985
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,135)	(12,696)	(254,651)
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	42,941	43,766	(2,541)
Average Compensation Actually Paid for NEOs	$3,345,437	$526,688	$508,745
(3)	The Peer Group for which TSR is provided in column (g) is the S&P 500 Utilities Index.
(4)	Adjusted EPS is a Non-GAAP financial measure. For a discussion of adjustments, please see the “Executive Summary” section of our Compensation Discussion and Analysis.

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Perreault became our principal executive officer (“PEO”) on June 26, 2021 and was our PEO through Fiscal 2023. As previously announced, Mr. Perreault has ceased to serve as President and Chief Executive Officer of the Company, effective December 12, 2023. Mr. Walsh, our former PEO, retired on June 26, 2021. Our non-PEO NEOs included: (a) for Fiscal 2023, Messrs. O’Brien, Jastrzebski, Beard and Koerwer and Mses. Zagorski and Gaudiosi; (b) for Fiscal 2022, Messrs. Jastrzebski and Beard and Mses. Zagorski and Gaudiosi; and (c) for Fiscal 2021, Messrs. Jastrzebski, Beard and Gallagher and Mses. Zagorski and Gaudiosi.

Peer Group Issuers, Footnote [Text Block]
(3)	The Peer Group for which TSR is provided in column (g) is the S&P 500 Utilities Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following amounts were deducted from/added to Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2021	2022	2023
Summary Compensation Table Total	$4,107,789	$6,060,694	$9,960,170
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—	—	—
Add Service Cost of Pension in Fiscal Year	—	—	—
Add Prior Service Cost of Pension in Fiscal Year	—	—	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(2,522,588)	(4,158,984)	(7,733,691)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,855,539	1,999,801	1,454,565
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	745,506	(2,073,984)	(1,912,144)
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	48,425	151,830	168,939
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(4,165)	(13,838)	(36,180)
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	75,087	130,931	185,588
Compensation Actually Paid	$5,305,593	$2,096,450	$2,087,247
Former PEO Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2021	2022	2023
Summary Compensation Table Total	$6,853,838	n/a	n/a
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	—
Add Service Cost of Pension in Fiscal Year	571,123
Add Prior Service Cost of Pension in Fiscal Year	—
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(4,000,639)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	5,650,907
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	1,934,202
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	175,908
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(18,130)
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	170,940
Compensation Actually Paid	$11,338,149	n/a	n/a

Non-PEO NEO Average Total Compensation Amount			$ 2,146,817	$ 2,036,182	$ 2,326,699
Non-PEO NEO Average Compensation Actually Paid Amount			$ 508,745	526,688	3,345,437
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following amounts were deducted from/added to Summary Compensation Table total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Average other NEOs Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2021	2022	2023
Average Summary Compensation Table Total	$2,326,699	$2,036,182	$2,146,817
Deduct Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	(4,416)	—	(112,777)
Add Service Cost of Pension in Fiscal Year	40,323	48,571	24,384
Add Prior Service Cost of Pension in Fiscal Year	—	—	—
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(946,162)	(996,247)	(1,220,089)
Add-Deduct Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,336,445	479,065	170,192
Add-Deduct Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	458,419	(1,148,318)	(294,986)
Add-Deduct Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	3,411
Add-Deduct Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	93,323	76,365	48,985
Deduct Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,135)	(12,696)	(254,651)
Add Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	42,941	43,766	(2,541)
Average Compensation Actually Paid for NEOs	$3,345,437	$526,688	$508,745

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graphs present the relationship during 2023, 2022, and 2021 between (1) CAP to (a) each person serving as PEO and (b) our other NEOs on an average basis, and each of (2) (a) the Company’s and Peer Group’s TSR for such years and (b) the Company’s Net Income and Adjusted EPS for such years.
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & TSR	RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & NET INCOME

Compensation Actually Paid vs. Net Income [Text Block]
The following graphs present the relationship during 2023, 2022, and 2021 between (1) CAP to (a) each person serving as PEO and (b) our other NEOs on an average basis, and each of (2) (a) the Company’s and Peer Group’s TSR for such years and (b) the Company’s Net Income and Adjusted EPS for such years.
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & TSR	RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graphs present the relationship during 2023, 2022, and 2021 between (1) CAP to (a) each person serving as PEO and (b) our other NEOs on an average basis, and each of (2) (a) the Company’s and Peer Group’s TSR for such years and (b) the Company’s Net Income and Adjusted EPS for such years.
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & ADJUSTED EPS	TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES
• Adjusted EPS • Safety - OSHA recordables • Diversity & Inclusion goals • Relative TSR

Total Shareholder Return Vs Peer Group [Text Block]
The following graphs present the relationship during 2023, 2022, and 2021 between (1) CAP to (a) each person serving as PEO and (b) our other NEOs on an average basis, and each of (2) (a) the Company’s and Peer Group’s TSR for such years and (b) the Company’s Net Income and Adjusted EPS for such years.
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & TSR	RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & NET INCOME

Tabular List [Table Text Block]
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID & ADJUSTED EPS	TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES
• Adjusted EPS • Safety - OSHA recordables • Diversity & Inclusion goals • Relative TSR

Total Shareholder Return Amount			$ 78.44	105.02	133.5
Peer Group Total Shareholder Return Amount			108.98	117.2	111.01
Net Income (Loss)			$ (1,502,000,000)	$ 1,073,000,000	$ 1,467,000,000
Company Selected Measure Amount			2.84	2.9	2.96
PEO Name	Mr. Perreault	Mr. Walsh	Mr. Perreault	Mr. Perreault
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EPS
Non-GAAP Measure Description [Text Block]
(4)	Adjusted EPS is a Non-GAAP financial measure. For a discussion of adjustments, please see the “Executive Summary” section of our Compensation Discussion and Analysis.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Safety - OSHA recordables
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Diversity & Inclusion goals
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Mr. Perreault [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 9,960,170	$ 6,060,694	$ 4,107,789
PEO Actually Paid Compensation Amount			2,087,247	2,096,450	5,305,593
Mr. Walsh [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					6,853,838
PEO Actually Paid Compensation Amount					11,338,149
PEO [Member] | Mr. Perreault [Member] | Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Perreault [Member] | Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Perreault [Member] | Prior Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Perreault [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,733,691)	(4,158,984)	(2,522,588)
PEO [Member] | Mr. Perreault [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,454,565	1,999,801	2,855,539
PEO [Member] | Mr. Perreault [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,912,144)	(2,073,984)	745,506
PEO [Member] | Mr. Perreault [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Perreault [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			168,939	151,830	48,425
PEO [Member] | Mr. Perreault [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(36,180)	(13,838)	(4,165)
PEO [Member] | Mr. Perreault [Member] | Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			185,588	130,931	75,087
PEO [Member] | Mr. Walsh [Member] | Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Walsh [Member] | Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					571,123
PEO [Member] | Mr. Walsh [Member] | Prior Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Walsh [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(4,000,639)
PEO [Member] | Mr. Walsh [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					5,650,907
PEO [Member] | Mr. Walsh [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,934,202
PEO [Member] | Mr. Walsh [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Walsh [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					175,908
PEO [Member] | Mr. Walsh [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(18,130)
PEO [Member] | Mr. Walsh [Member] | Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					170,940
Non-PEO NEO [Member] | Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(112,777)	0	(4,416)
Non-PEO NEO [Member] | Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			24,384	48,571	40,323
Non-PEO NEO [Member] | Prior Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,220,089)	(996,247)	(946,162)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			170,192	479,065	1,336,445
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(294,986)	(1,148,318)	458,419
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,411	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			48,985	76,365	93,323
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(254,651)	(12,696)	(2,135)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (2,541)	$ 43,766	$ 42,941